Income Taxes (Narrative) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax			30.60%	30.60%	31.50%
Federal corporate income tax rate		35.00%
Approximate undistributed earnings of foreign subsidiaries	¥ 38,358		¥ 48,103	¥ 38,358
Operating loss carryforwards			527,882
Tax credit carryforwards			52,546
Total amounts of unrecognized tax benefits that, if recognized, would affect the effective tax rate	¥ 6,518		14,092	¥ 6,518	¥ 1,443
Maximum [Member]
Income Taxes [Line Items]
Reasonably possible decrease in unrecognized tax benefits			¥ 2,600
Revisions to Local Tax Law Promulgated by Tokyo Metropolitan Government Bureau of Taxation [Member]
Income Taxes [Line Items]
Approximate effective statutory rate of corporate income tax				30.60%	31.50%
Change in income tax expense (benefit) resulting from change in tax laws					¥ (26,820)
Due to Commencement of Certain Subsidiary's Application of Consolidated Corporate-Tax System [Member]
Income Taxes [Line Items]
Addition (release) of valuation allowance				¥ 53,360
Requirements of Japanese Tax Law for Domestic Company to Exclude from Taxable Income Dividend Received from Foreign Company [Member]
Income Taxes [Line Items]
Percentage of dividend that can be excluded from the taxable income			95.00%
Percentage of taxable dividends over the amount received from certain foreign subsidiaries			5.00%
Requirements of Japanese Tax Law for Domestic Company to Exclude from Taxable Income Dividend Received from Foreign Company [Member] | Minimum [Member]
Income Taxes [Line Items]
Percentage of outstanding shares held in a foreign company who declared a dividend			25.00%
Continuous holding period on the date the dividend is declared by a foreign company			6 months
Tax Cuts & Jobs Act [Member]
Income Taxes [Line Items]
Federal corporate income tax rate	21.00%
Change in income tax expense (benefit) resulting from change in tax laws				¥ 10,395